Property and Equipment (Tables)	3 Months Ended	15 Months Ended
	Mar. 29, 2014	Mar. 29, 2014
Property, Plant and Equipment [Table Text Block]
		Accumulated	Net Book Value	Net Book Value
	Cost	Amortization	March 29, 2014	December 28, 2013
Automobiles	$58,745	$8,876	$49,869	$49,867
Computer equipment	126,835	71,760	55,074	57,180
Equipment	542,044	104,503	437,541	443,105
Equipment held for sale	70,000	-	70,000	70,000
Furniture and fixtures	61,082	37,219	23,863	25,421
Leasehold improvements	6,380,332	617,377	5,762,955	5,711,874
Production equipment	5,395,625	379,973	5,015,652	4,818,280
Production equipment in construction	6,232,640	-	6,232,640	6,060,849
Website development costs	117,254	114,718	2,537	3,436
	$18,894,555	$1,334,425	$17,650,131	$17,240,012

			Net Book Value	Net Book Value
		Accumulated	December 28,	December 31,
	Cost	Depreciation	2013	2012
Automobiles	$58,743	$8,876	$49,867	$57,559
Computer equipment	126,192	69,019	57,180	48,398
Equipment	754,902	98,556	656,346	359,445
Equipment held for sale	70,000	-	70,000	105,045
Furniture and fixtures	62,339	36,918	25,421	29,980
Leasehold improvements	6,327,333	615,459	5,498,633	4,979,548
Production equipment	5,095,961	277,681	4,818,280	-
Production equipment in construction	6,060,849	-	6,060,849	7,606,837
Website development costs	121,330	117,365	3,436	61,876
	$18,464,408	$1,224,396	$17,240,012	$13,248,688